Securities - Amortized cost and estimated fair value by contractual maturity of debt securities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-Sale Amortized Cost
Due in one year or less
Due after one year through five years	6,106
Due after five years through ten years	1,000
Due after ten years	1,000
Amortized cost	17,875	$ 19,974
Available-for-Sale Fair Value
Due in one year or less
Due after one year through five years	6,022
Due after five years through ten years	1,003
Due after ten years	974
Fair Value	17,747	19,968
Held-to-Maturity Amortized Cost
Due in one year or less	755
Due after one year through five years	3,643
Due after five years through ten years	2,277
Due after ten years
Amortized cost	7,420	12,979
Held-to-Maturity Fair Value
Due in one year or less	756
Due after one year through five years	3,637
Due after five years through ten years	2,233
Due after ten years
Fair Value	7,384	13,222
Mortgage-backed securities - residential
Available-for-Sale Amortized Cost
Amortized cost	9,769	13,974
Available-for-Sale Fair Value
Fair Value	9,748	14,000
Held-to-Maturity Amortized Cost
Amortized cost	745	1,535
Held-to-Maturity Fair Value
Fair Value	$ 758	$ 1,574